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UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09086

Registrant as specified in charter:	TD Waterhouse Family of Funds, Inc.
Address of principal executive offices:	100 Wall Street, New York, New York 10005

Name and address of agent for service:	Mr. George O. Martinez
100 Summer Street, Boston, Massachusetts 02110

Registrant’s telephone number:	(212) 908-7537

Date of fiscal year end:	October 31, 2004
Date of reporting period:	June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

TD WATERHOUSE MONEY MARKET PORTFOLIO

TD WATERHOUSE U.S. GOVERNMENT PORTFOLIO

TD WATERHOUSE MUNICIPAL PORTFOLIO

TD WATERHOUSE CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

TD WATERHOUSE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2003 through June 30, 2004 with respect to which the registrant was entitled to vote.

NATIONAL INVESTORS CASH MANAGEMENT MONEY MARKET PORTFOLIO

NATIONAL INVESTORS CASH MANAGEMENT U.S. GOVERNMENT PORTFOLIO

NATIONAL INVESTORS CASH MANAGEMENT MUNICIPAL PORTFOLIO

The registration statement of the National Investors Cash Management Fund, Inc. (“NICM”) was declared on August 19, 1996. The Money Market Portfolio, U.S Government Portfolio and Municipal Portfolio (collectively the “Portfolios”) each had shares registered under the Securities Act of 1933, as amended. On October 1, 2003, the Portfolios of NICM were merged into the respective TD Waterhouse Family of Funds, Inc. Money Market Portfolio, U.S Government Portfolio and Municipal Portfolio.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2003 through June 30, 2004 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	TD Waterhouse Family of Funds, Inc.

Signature:	/s/ George O. Martinez

Name & Title:	George O. Martinez, Chief Executive Officer

Date:	August 17, 2004